Restricted Net Assets of Subsidiaries (Detail)	12 Months Ended
Dec. 25, 2013
Investment Holdings [Line Items]
Distributions restriction to intermediate, description	EPL may make distributions to Intermediate only under certain restricted circumstances, including, but not limited to, payments of (i) franchise taxes or other costs of maintaining the corporate existence of Intermediate, (ii) accounting, legal, administrative and operating expenses of Intermediate, up to $250,000 in any 12 month period, and (iii) EPL's allocable portion of tax liabilities on consolidated tax returns with Intermediate, subject to certain overall amounts.
Restricted dividend payments, description	These restricted dividend payments include, but are not limited to: (i) dividends payable solely in EPL’s own common stock or other common equity interests, (ii) payments that permit Intermediate to repurchase or redeem qualified capital stock of Intermediate held by present or former officers, directors or employees, not to exceed $1,000,000 in any fiscal year (with unused amounts carried over to the next fiscal year), and (iii) provided that no default or event of default under the credit facilities has occurred, is continuing, or would result therefrom, dividends limited to various absolute ceiling amounts, including an aggregate amount up to $5,000,000 (shared with Intermediate) for dividends not including those paid pursuant to stock options and other benefit plans.
Parent Company [Member]
Investment Holdings [Line Items]
Distributions restriction to intermediate, description	EPL may make distributions to Intermediate only under certain restricted circumstances, including, but not limited to, payments of (i) franchise taxes or other costs of maintaining the corporate existence of Intermediate, (ii) accounting, legal, administrative and operating expenses of Intermediate, up to $250,000 in any 12 month period, and (iii) EPL's allocable portion of tax liabilities on consolidated tax returns with Intermediate, subject to certain overall amounts.
Restricted dividend payments, description	These restricted dividend payments include, but are not limited to: (i) dividends payable solely in EPL’s own common stock or other common equity interests, (ii) payments that permit Intermediate to repurchase or redeem qualified capital stock of Intermediate held by present or former officers, directors or employees, not to exceed $1,000,000 in any fiscal year (with unused amounts carried over to the next fiscal year), and (iii) provided that no default or event of default under the credit facilities has occurred, is continuing, or would result therefrom, dividends limited to various absolute ceiling amounts, including an aggregate amount up to $5,000,000 (shared with Intermediate) for dividends not including those paid pursuant to stock options and other benefit plans.